Short Term Loans (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Short term loans	$ 8,263,038	$ 1,402,514
Loans, Total	8,263,038	1,402,514
Secured	8,021,447	1,352,514
Unsecured	241,591	50,000
Total	$ 8,263,038	$ 1,402,514